FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

April 12, 2011

Filed Via EDGAR (CIK #0000916488)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:       Templeton Global Investment Trust

File Nos. 033-73244 and 811-08226

Ladies/Gentlemen:

On behalf of Templeton Income Fund, series of Templeton Global Investment Trust, above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended.

The filing is being filed pursuant to Rule 485(a)(1) under the 1933 Act, to describe a new investment goal, a name change for the Fund, a new Class C shares and to change Class A shares pricing structure for the Templeton Income Fund.

The Amendment relates only to the Templeton Income Fund, series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant's other series of shares. We undertake to include updated financial information in a subsequent Post-Effective Amendment to be filed under Rule 485(b) prior to the effective date.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on July 1, 2011.

Please direct any comments or questions regarding this filing to Bruce Bohan (650) 312-3504.

Sincerely yours,

TEMPLETON GLOBAL INVESTMENT TRUST

/s/DAVID P. GOSS

David P. Goss

Senior Associate General Counsel

DPG/dac

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